DEFERRED INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	0.00%
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%